Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre tax Estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ 235
Pre tax estimated prior service cost for pension plan that will be amortized from accumulated other comprehensive income loss into net periodic benefit cost	(5)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre tax Estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	(4)
Pre tax estimated prior service cost for pension plan that will be amortized from accumulated other comprehensive income loss into net periodic benefit cost	$ (3)